CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 266,090	$ 239,840	$ 214,970
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	103,389	96,954	72,149
Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53,187	58,251	49,511
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,074	2,570	5,923
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 105,440	$ 82,065	$ 87,387